Fair Value of Financial Instruments and Derivatives Instruments - Schedule of Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative assets / Current assets	$ 1,098	$ 1,148
Derivative assets / Non-current assets	1,156	5,879
Derivative assets / Non-current assets	0	414
Derivative liabilities / Non-current liabilities	307	0
Not designated as hedging instrument
Derivative [Line Items]
Total derivative assets	2,254	7,027
Total derivative liabilities	307	414
Not designated as hedging instrument | Bunker Fuel
Derivative [Line Items]
Derivative assets / Current assets	343	9
Derivative assets / Non-current assets	0	258
Derivative liabilities / Non-current liabilities	307	0
Not designated as hedging instrument | Forward Freight
Derivative [Line Items]
Derivative assets / Current assets	755	1,139
Derivative assets / Non-current assets	0	156
Not designated as hedging instrument | Interest Rate
Derivative [Line Items]
Derivative assets / Non-current assets	0	5,879
Not designated as hedging instrument | Foreign Currency
Derivative [Line Items]
Derivative assets / Non-current assets	$ 1,156	$ 0